Tax assets and liabilities	12 Months Ended
Dec. 31, 2020
Tax assets and liabilities
Tax assets and liabilities

C7    Tax assets and liabilities

Accounting policies on deferred tax are included in note B3.

C7.1   Current tax

At 31 December 2020, of the $444 million (31 December 2019: $492 million) current tax recoverable, the majority is expected to be recovered more than 12 months after the reporting period.

At 31 December 2020, the current tax liability of $280 million (31 December 2019: $396 million) includes $113 million (31 December 2019: $198 million) of provisions for uncertain tax matters. Further detail is provided in note B3.2.

C7.2     Deferred tax

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	2020 $m
			Movement	Other
			through	movements
			other	including
		Movement in	comprehensive	foreign
	Balance at 1	income	income and	currency	Balance at 31
	Jan	statement	equity	movements	Dec
Deferred tax assets
Unrealised losses or gains on investments	—	—	—	—	—
Balances relating to investment and insurance contracts	32	55	—	—	87
Short-term temporary differences	3,889	765	—	8	4,662
Unused tax losses	154	(50)	—	5	109
Total	4,075	770	—	13	4,858

Deferred tax liabilities
Unrealised losses or gains on investments	(877)	(78)	(102)	(6)	(1,063)
Balances relating to investment and insurance contracts	(1,507)	(235)	—	(23)	(1,765)
Short-term temporary differences	(2,853)	(377)	—	(17)	(3,247)
Total	(5,237)	(690)	(102)	(46)	(6,075)

	2019 $m
				Movement	Other
				through	movements
		Demerger		other	including
		of UK and	Movement in	comprehensive	foreign
	Balance	Europe	income	income	currency	Balance
	at 1 Jan	operations	statement	and equity	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	144	—	(16)	—	(128)	—
Balances relating to investment and insurance contracts	1	—	60	—	(29)	32
Short-term temporary differences	2,998	(160)	1,066	(15)	—	3,889
Unused tax losses	162	—	8	—	(16)	154
Total	3,305	(160)	1,118	(15)	(173)	4,075
Deferred tax liabilities
Unrealised losses or gains on investments	(1,104)	1,053	(231)	(713)	118	(877)
Balances relating to investment and insurance contracts	(1,276)	—	(246)	—	15	(1,507)
Short-term temporary differences	(2,742)	298	(414)	19	(14)	(2,853)
Total	(5,122)	1,351	(891)	(694)	119	(5,237)

Of the short-term temporary differences of $ 4,662 million relating to deferred tax assets, $ 3,274 million for US insurance operations is expected to be recovered in line with the run off of the in-force book, and the majority of the remaining balances are expected to be recovered within five years.

The deferred tax balances are further analysed as follows:

	Deferred tax assets		Deferred tax liabilities
	31 Dec 2020 $m	31 Dec 2019 $m	31 Dec 2020 $m	31 Dec 2019 $m
Asia operations	316	270	(2,552)	(2,146)
US operations	4,542	3,804	(3,523)	(3,091)
Other operations	—	1	—	—
Total Group	4,858	4,075	(6,075)	(5,237)

The taxation regimes applicable across the Group often apply separate rules to trading and capital profits and losses. The distinction between temporary differences that arise from items of either a trading or capital nature may affect the recognition of deferred tax assets. The following tax benefits and losses have not been recognised for the years shown:

	31 Dec 2020 $m		31 Dec 2019 $m
	Tax benefits	Losses	Tax benefits	Losses
Trading losses	191	991	36	175
Capital losses	2	7	1	5

Of the benefit from unrecognised trading losses, $26 million will expire within the next 10 years and the rest have no expiry date.

Some of the Group’s businesses are located in jurisdictions in which a withholding tax charge is incurred upon the distribution of earnings. At 31 December 2020, deferred tax liabilities of $ 323 million (31 December 2019: $ 247 million) have not been recognised in respect of such withholding taxes as the Group is able to control the timing of the distributions and it is probable that the timing differences will not reverse in the foreseeable future.